SHARE-BASED COMPENSATION - Schedule Of RSU activity (Details) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of RSU activity
Outstanding beginning balance	31,537,814	39,458,612	20,812,946
Granted	9,405,680	6,065,856	26,216,836
Vested	(11,520,300)	(11,721,356)	(6,109,908)
Forfeited	(2,369,564)	(2,265,298)	(1,461,262)
Outstanding ending balance	27,053,630	31,537,814	39,458,612
Weighted average grant-date fair value, outstanding	$ 9.4	$ 9.2	$ 9.58	$ 11.23